Derivative financial instruments and Short positions (Details 1) - BRL (R$)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Swap contract [member]
IfrsStatementLineItems [Line Items]
[custom:NotionalAmount1-0]	R$ 779,023,280,000	R$ 837,762,019,000	R$ 398,925,842,000
Curve value	(3,682,261,000)	(1,804,744,000)	(3,076,947,000)
Financial assets, at fair value	2,603,217,000	(897,350,000)	(3,597,969,000)
Notional amount	393,351,898,000		278,752,387,000
Swap contract [member] | Assets [Member]
IfrsStatementLineItems [Line Items]
Curve value	11,857,946,000	13,162,674,000	6,249,519,000
Financial assets, at fair value	13,815,247,000	7,641,355,000	14,729,642,000
Notional amount	393,351,898,000	418,137,448,000	278,752,387,000
Swap contract [member] | Assets [Member] | CDI (Interbank Deposit Rates) [Member]
IfrsStatementLineItems [Line Items]
Curve value	3,624,970,000	318,541,000	326,586,000
Financial assets, at fair value	5,069,441,000	(778,177,000)	3,010,880,000
Notional amount	85,498,232,000	66,837,268,000	41,316,315,000
Swap contract [member] | Assets [Member] | Fixed Interest Rate - Real [Member]
IfrsStatementLineItems [Line Items]
Curve value	772,985,000	9,269,271,000	4,013,563,000
Financial assets, at fair value	4,902,157,000	6,412,471,000	9,607,342,000
Notional amount	186,961,127,000	231,741,021,000	54,159,848,000
Swap contract [member] | Assets [Member] | Indexed to Price and Interest Rates [Member]
IfrsStatementLineItems [Line Items]
Curve value	22,536,000
Financial assets, at fair value	14,225,000	(234,488,000)
Notional amount	182,645,000	2,089,110,000	5,124,411,000
Swap contract [member] | Assets [Member] | Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Curve value	1,292,203,000	799,550,000	959,322,000
Financial assets, at fair value	4,764,609,000	2,003,728,000	1,039,529,000
Notional amount	116,577,474,000	91,837,446,000	178,076,136,000
Swap contract [member] | Assets [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Curve value	145,252,000	2,775,313,000	950,048,000
Financial assets, at fair value	(935,185,000)	237,822,000	1,071,891,000
Notional amount	4,132,420,000	25,632,603,000	75,676,000
Swap contract [member] | Liabilities [Member]
IfrsStatementLineItems [Line Items]
Curve value	(15,540,207,000)	(14,967,418,000)	(9,326,465,000)
Financial assets, at fair value	(11,212,030,000)	(8,538,705,000)	(18,327,611,000)
Notional amount	385,671,382,000	419,624,571,000	120,173,455,000
Swap contract [member] | Liabilities [Member] | CDI (Interbank Deposit Rates) [Member]
IfrsStatementLineItems [Line Items]
Curve value	(4,057,095,000)	(4,171,481,000)	(6,911,748,000)
Financial assets, at fair value	(4,363,542,000)	(12,327,484,000)	(13,693,733,000)
Notional amount	79,217,799,000	321,402,883,000	33,239,801,000
Swap contract [member] | Liabilities [Member] | Fixed Interest Rate - Real [Member]
IfrsStatementLineItems [Line Items]
Curve value	(8,512,023,000)	(6,760,576,000)	(2,183,507,000)
Financial assets, at fair value	(4,347,433,000)	2,467,425,000	(2,772,479,000)
Notional amount	210,472,552,000	48,874,762,000	45,088,689,000
Swap contract [member] | Liabilities [Member] | Indexed to Price and Interest Rates [Member]
IfrsStatementLineItems [Line Items]
Curve value	(166,138,000)
Financial assets, at fair value	(87,692,000)	(728,677,000)	(450,958,000)
Notional amount	626,129,000	22,827,336,000	33,026,692,000
Swap contract [member] | Liabilities [Member] | Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Curve value	(2,804,302,000)	(28,407,000)	(25,000)
Financial assets, at fair value	(3,494,263,000)	2,287,852,000	153,695,000
Notional amount	91,303,383,000	887,129,000	6,636,885,000
Swap contract [member] | Liabilities [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Curve value	(649,000)	(4,006,955,000)	(231,186,000)
Financial assets, at fair value	1,080,900,000	(237,822,000)	(1,564,135,000)
Notional amount	4,051,519,000	25,632,461,000	2,181,388,000
Option contract [member]
IfrsStatementLineItems [Line Items]
Curve value	(877,100,000)	(595,345,000)	(282,110,000)
Financial assets, at fair value	(475,243,000)	(870,355,000)	47,624,000
Notional amount	1,150,540,616,000	1,130,172,099,000	2,043,286,085,000
Option contract [member] | Purchased Position [Member]
IfrsStatementLineItems [Line Items]
Curve value	2,243,354,000	1,240,879,000	1,869,806,000
Financial assets, at fair value	1,419,279,000	1,385,889,000	4,974,618,000
Notional amount	600,275,162,000	564,829,758,000	1,006,266,897,000
Option contract [member] | Purchased Position [Member] | Call Option - US Dollar [Member]
IfrsStatementLineItems [Line Items]
Curve value	440,097,000	271,464,000	47,898,000
Financial assets, at fair value	214,722,000	382,237,000	39,202,000
Notional amount	10,629,479,000	9,898,179,000	1,188,387,000
Option contract [member] | Purchased Position [Member] | Put Option - US Dollar [Member]
IfrsStatementLineItems [Line Items]
Curve value	122,896,000	140,280,000	79,019,000
Financial assets, at fair value	124,163,000	187,123,000	109,075,000
Notional amount	4,474,015,000	4,094,316,000	1,948,673,000
Option contract [member] | Purchased Position [Member] | Call Option - Other [Member]
IfrsStatementLineItems [Line Items]
Curve value	674,574,000	459,995,000	558,794,000
Financial assets, at fair value	577,487,000	510,977,000	1,093,583,000
Notional amount	94,414,288,000	31,248,540,000	134,761,947,000
Option contract [member] | Purchased Position [Member] | Call Option - Other [Member] | Interbank Market [Member]
IfrsStatementLineItems [Line Items]
Curve value	608,913,000	444,446,000	557,167,000
Financial assets, at fair value	555,707,000	495,214,000	556,039,000
Notional amount	92,324,275,000	28,499,055,000	101,421,659,000
Option contract [member] | Purchased Position [Member] | Call Option - Other [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Curve value	65,661,000	15,549,000	1,627,000
Financial assets, at fair value	21,780,000	15,763,000	537,544,000
Notional amount	2,090,013,000	2,749,485,000	33,340,288,000
Option contract [member] | Purchased Position [Member] | Put Option - Other [Member]
IfrsStatementLineItems [Line Items]
Curve value	1,005,787,000	369,140,000	1,184,095,000
Financial assets, at fair value	502,907,000	305,553,000	3,732,758,000
Notional amount	490,757,380,000	519,588,723,000	868,367,889,000
Option contract [member] | Purchased Position [Member] | Put Option - Other [Member] | Interbank Market [Member]
IfrsStatementLineItems [Line Items]
Curve value	980,433,000	369,140,000	1,183,630,000
Financial assets, at fair value	480,682,000	305,553,000	3,729,297,000
Notional amount	490,535,950,000	519,588,723,000	864,852,555,000
Option contract [member] | Purchased Position [Member] | Put Option - Other [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Curve value	25,354,000		464,000
Financial assets, at fair value	22,225,000		3,461,000
Notional amount	221,430,000		3,515,334,000
Option contract [member] | Sold Position [Member]
IfrsStatementLineItems [Line Items]
Curve value	(3,120,454,000)	(1,836,224,000)	(2,151,915,000)
Financial assets, at fair value	(1,894,522,000)	(2,256,244,000)	(4,926,994,000)
Notional amount	550,265,454,000	565,342,341,000	1,037,019,188,000
Option contract [member] | Sold Position [Member] | Call Option - US Dollar [Member]
IfrsStatementLineItems [Line Items]
Curve value	(292,212,000)	(170,553,000)	(70,201,000)
Financial assets, at fair value	(165,919,000)	(152,348,000)	699,243,000
Notional amount	6,763,742,000	4,111,016,000	1,537,670,000
Option contract [member] | Sold Position [Member] | Put Option - US Dollar [Member]
IfrsStatementLineItems [Line Items]
Curve value	(409,758,000)	(348,715,000)	(137,061,000)
Financial assets, at fair value	(508,584,000)	(287,825,000)	(192,335,000)
Notional amount	8,885,700,000	4,017,161,000	2,315,919,000
Option contract [member] | Sold Position [Member] | Call Option - Other [Member]
IfrsStatementLineItems [Line Items]
Curve value	(1,590,130,000)	(719,460,000)	(588,023,000)
Financial assets, at fair value	(821,508,000)	(872,335,000)	(453,919,000)
Notional amount	42,840,737,000	33,383,234,000	130,919,394,000
Option contract [member] | Sold Position [Member] | Call Option - Other [Member] | Interbank Market [Member]
IfrsStatementLineItems [Line Items]
Curve value	(575,451,000)	(713,773,000)	(566,813,000)
Financial assets, at fair value	(349,710,000)	(858,586,000)	(464,405,000)
Notional amount	33,377,728,000	31,730,928,000	120,156,285,000
Option contract [member] | Sold Position [Member] | Call Option - Other [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Curve value	(1,014,679,000)	(5,687,000)	(21,210,000)
Financial assets, at fair value	(471,798,000)	(13,749,000)	10,486,000
Notional amount	9,463,009,000	1,652,305,000	10,763,109,000
Option contract [member] | Sold Position [Member] | Put Option - Other [Member]
IfrsStatementLineItems [Line Items]
Curve value	(828,354,000)	(597,497,000)	(1,356,630,000)
Financial assets, at fair value	(398,511,000)	(943,736,000)	(4,979,984,000)
Notional amount	491,775,275,000	523,830,930,000	902,246,206,000
Option contract [member] | Sold Position [Member] | Put Option - Other [Member] | Interbank Market [Member]
IfrsStatementLineItems [Line Items]
Curve value	(804,467,000)	(597,497,000)	(1,350,314,000)
Financial assets, at fair value	(378,608,000)	(943,736,000)	(4,597,427,000)
Notional amount	491,596,383,000	523,830,930,000	869,328,317,000
Option contract [member] | Sold Position [Member] | Put Option - Other [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Curve value	(23,887,000)		(6,316,000)
Financial assets, at fair value	(19,903,000)		(382,557,000)
Notional amount	178,892,000		32,917,888,000
Futures contract [member]
IfrsStatementLineItems [Line Items]
Curve value
Financial assets, at fair value
Notional amount	278,348,786,000	287,984,278,000	270,258,566,000
Futures contract [member] | Purchased Position [Member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value
Notional amount	254,505,429,000	148,237,279,000	110,275,866,000
Futures contract [member] | Purchased Position [Member] | Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Curve value
Financial assets, at fair value
Notional amount	27,444,003,000	33,797,350,000
Futures contract [member] | Purchased Position [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Notional amount	138,035,000
Futures contract [member] | Purchased Position [Member] | Exchange Coupon (DDI) [Member]
IfrsStatementLineItems [Line Items]
Curve value
Financial assets, at fair value
Notional amount	77,727,137,000	85,931,389,000	12,438,695,000
Futures contract [member] | Purchased Position [Member] | Interest Rates (DI1 and DIA) [Member]
IfrsStatementLineItems [Line Items]
Curve value
Financial assets, at fair value
Notional amount	148,713,860,000	28,491,764,000	97,837,171,000
Futures contract [member] | Purchased Position [Member] | Indexes [Member]
IfrsStatementLineItems [Line Items]
Notional amount	482,394,000	16,776,000
Futures contract [member] | Sold Position [Member]
IfrsStatementLineItems [Line Items]
Notional amount	23,843,357,000	139,746,999,000	159,982,699,000
Futures contract [member] | Sold Position [Member] | Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Notional amount	1,327,928,000	25,678,296,000	18,653,658,000
Futures contract [member] | Sold Position [Member] | Indexes [Member]
IfrsStatementLineItems [Line Items]
Notional amount	1,787,973,000	194,879,000	256,261,000
Futures contract [member] | Sold Position [Member] | Foreign Exchange Coupon [Member]
IfrsStatementLineItems [Line Items]
Notional amount	17,259,936,000	60,606,204,000	73,114,014,000
Futures contract [member] | Sold Position [Member] | Interest Rates [Member]
IfrsStatementLineItems [Line Items]
Notional amount	3,337,596,000	53,267,620,000	67,958,767,000
Futures contract [member] | Sold Position [Member] | Treasury Bonds/Notes [Member]
IfrsStatementLineItems [Line Items]
Notional amount	129,924,000
Futures contract [member] | Purchased Commitment [Member]
IfrsStatementLineItems [Line Items]
Curve value	2,292,188,000	5,345,415,000	1,370,654,000
Financial assets, at fair value	6,741,298,000	12,112,679,000	6,543,254,000
Notional amount	93,143,116,000	93,097,212,000	96,309,648,000
Futures contract [member] | Purchased Commitment [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Curve value	353,232,000	2,606,930,000
Financial assets, at fair value	314,613,000	3,610,745,000	1,516,688,000
Notional amount	20,293,661,000	9,345,027,000	9,055,447,000
Futures contract [member] | Purchased Commitment [Member] | Currencies [Member]
IfrsStatementLineItems [Line Items]
Curve value	1,938,956,000	2,738,485,000	1,370,654,000
Financial assets, at fair value	6,426,685,000	8,501,934,000	5,026,566,000
Notional amount	72,849,455,000	83,752,185,000	87,254,202,000
Futures contract [member] | Sold Commitment [Member]
IfrsStatementLineItems [Line Items]
Curve value	(897,392,000)	(2,508,572,000)	1,323,105,000
Financial assets, at fair value	(5,592,773,000)	(13,824,032,000)	(6,102,227,000)
Notional amount	59,526,816,000	74,514,101,000	69,354,158,000
Futures contract [member] | Sold Commitment [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Curve value	(49,967,000)	(1,366,746,000)	(223,000)
Financial assets, at fair value	897,509,000	(1,892,023,000)	(1,255,298,000)
Notional amount	5,951,891,000	2,902,602,000	4,367,401,000
Futures contract [member] | Sold Commitment [Member] | Currencies [Member]
IfrsStatementLineItems [Line Items]
Curve value	(847,425,000)	(1,141,826,000)	1,323,328,000
Financial assets, at fair value	(6,490,282,000)	(11,932,009,000)	(4,846,929,000)
Notional amount	53,574,925,000	71,611,500,000	64,986,757,000
Forward Contracts and Others [Member]
IfrsStatementLineItems [Line Items]
Curve value	1,394,796,000	2,836,843,000	2,693,759,000
Financial assets, at fair value	1,148,525,000	(1,711,353,000)	441,028,000
Notional amount	R$ 152,669,932,000		R$ 165,663,806,000
Forward Contracts And Others Member 1 [Member]
IfrsStatementLineItems [Line Items]
Notional amount		R$ 167,611,313,000